Segment information - Property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical location
Property, plant and equipment	$ 8,507	$ 9,183	$ 8,251
UK
Disclosure of geographical location
Property, plant and equipment	2,526	2,542	2,227
Ireland
Disclosure of geographical location
Property, plant and equipment	1,040	969
Sweden
Disclosure of geographical location
Property, plant and equipment	1,472	1,593	1,755
US
Disclosure of geographical location
Property, plant and equipment	2,176	2,660	2,662
Rest of the world
Disclosure of geographical location
Property, plant and equipment	$ 1,293	$ 1,419	$ 1,607